AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 09, 2025

1933 ACT FILE NO. 333-214796

1940 ACT FILE NO. 811-23214

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 90	☒

and/or

REGISTRATION STATEMENT UNDER	☒
THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 93

GraniteShares ETF Trust

(Exact Name of Registrant as Specified in Charter)

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (844) 476-8747

William Rhind

GraniteShares ETF Trust

222 Broadway, 21st Floor

New York, New York 10038

(Name and Address of Agent for Service)

Copies to:

Andrew J. Davalla

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, Ohio 43215

Approximate Date of Proposed Public Filing:

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on May 05, 2025 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

The sole purpose of this filing is to delay the effectiveness of the Registrant’s Post-Effective Amendment No. 73 to its Registration Statement until May 05, 2025. Post-Effective Amendment No. 73 to the Trust’s Registration Statement relates to the of GraniteShares 2x Long ADBE Daily ETF, GraniteShares 2x Short ADBE Daily ETF, GraniteShares 2x Long AMC Daily ETF, GraniteShares 2x Long ARM Daily ETF, GraniteShares 2x Long AVGO Daily ETF, GraniteShares 2x Short AVGO Daily ETF, GraniteShares 2x Long CCL Daily ETF, GraniteShares 2x Short CCL Daily ETF, GraniteShares 2x Long CRWD Daily ETF, GraniteShares 2x Short CRWD Daily ETF, GraniteShares 2x Long DELL Daily ETF, GraniteShares 2x Short DELL Daily ETF, GraniteShares 2x Long GME Daily ETF, GraniteShares 2x Long INTC Daily ETF, GraniteShares 2x Short INTC Daily ETF, GraniteShares 2x Long LLY Daily ETF, GraniteShares 2x Short LLY Daily ETF, GraniteShares 2x Long MSTR Daily ETF, GraniteShares 2x Long MU Daily ETF, GraniteShares 2x Short MU Daily ETF, GraniteShares 2x Long NFLX Daily ETF, GraniteShares 2x Short NFLX Daily ETF, GraniteShares 2x Long NVO Daily ETF, GraniteShares 2x Short NVO Daily ETF, GraniteShares 2x Long PANW Daily ETF, GraniteShares 2x Short PANW Daily ETF, GraniteShares 2x Long QCOM Daily ETF, GraniteShares 2x Short QCOM Daily ETF, GraniteShares 2x Long SMCI Daily ETF, GraniteShares 2x Short SMCI Daily ETF, GraniteShares 2x Long TSM Daily ETF, and GraniteShares 2x Short TSM Daily ETF. Parts A, B and C of Registrant’s Post-Effective Amendment No. 68 under the Securities Act of 1933 and Amendment No. 71 under the Investment Company Act of 1940, filed on October 18, 2024, are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, each as amended, GraniteShares ETF Trust certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on this 09th day of April, 2025.

GRANITESHARES ETF TRUST

By:	/s/ William Rhind
William Rhind
President

Pursuant to the requirements of the Securities Act of 1933, the following persons in the capacities and on the dates indicated have signed the Registration Statement below.

Signatures	Title	Date
/s/ William Rhind	Trustee, President (Principal Executive Officer) and Chief Financial Officer	April 09, 2025
William Rhind	(Principal Financial and Accounting Officer)

/s/ Seddik Meziani*	Independent Trustee	April 09, 2025
Seddik Meziani

/s/ Steven Smyser*	Independent Trustee	April 09, 2025
Steven Smyser

*By:	/s/ Benoit Autier
Benoit Autier
Attorney-in-Fact

Pursuant to Powers of Attorney, dated October 27, 2017, incorporated herein by reference to Exhibit (q) to Post-Effective Amendment No. 4, filed December 18, 2017.